Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following table presents the composition of our short-term borrowings portfolio.

	2015			2014
December 31, ($ in millions)	Unsecured	Secured (a)	Total	Unsecured	Secured (a)	Total
Demand notes	$3,369	$—	$3,369	$3,338	$—	$3,338
Federal Home Loan Bank	—	4,000	4,000	—	2,950	2,950
Securities sold under agreements to repurchase	—	648	648	—	774	774
Other	84	—	84	—	—	—
Total short-term borrowings	$3,453	$4,648	$8,101	$3,338	$3,724	$7,062
Weighted average interest rate (b)			0.8%			0.8%

(a)	Refer to Note 16 for further details on assets restricted as collateral for payment of the related debt.

(b)	Based on the debt outstanding and the interest rate at December 31 of each year.